Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Net deferred tax asset
At the beginning of the financial year	$ 569	$ 2,023	$ 1,823
Income tax (charge)/credit recorded in the income statement	(81)	(1,445)	188
Income tax credit/(charge) recorded directly in equity	15	17	12
Other movements	27	(26)
At the end of the financial year	$ 530	$ 569	$ 2,023